                      SUPPLEMENT DATED JUNE 1, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 20, 2006

                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 2, 2007
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

The Statement of Additional Information is supplemented as follows:

     In the section entitled "DIRECTORS AND OFFICERS," under the list of officers, effective June 4, 2007, Stuart N. Schuldt replaces James W. Garrett as follows:

Stuart N. Schuldt (45)         Chief Financial         Officer       Executive Director of Morgan
1 Parkview Plaza               Officer and             since 2007    Stanley Investment Management
Oakbrook Terrace, IL           Treasurer                             since June 2007. Chief
60181                                                                Financial Officer and
                                                                     Treasurer of the funds in the
                                                                     Fund Complex since June 2007.
                                                                     Prior to June 2007, Senior
                                                                     Vice President of Northern
                                                                     Trust Company, Treasurer and
                                                                     Principal Financial Officer
                                                                     for Northern Trust U.S.
                                                                     mutual fund complex.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  DIRSPTSAI 6/07